Payments, Details - 12 months ended Mar. 31, 2026 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 33,806,992	Taxes	China	snj:CN-HA	Government of Henan Province	Henan Taxation Bureau
#: 2
	21,552,577	Royalties	China	snj:CN-HA	Government of Henan Province	Henan Taxation Bureau
#: 3
	11,749,281	Fees	China	snj:CN-HA	Government of Henan Province	Henan Taxation Bureau
#: 4
	597,920	Taxes	China	snj:CN-GD	Government of Guangdong Province	Guangdong Taxation Bureau
#: 5
	749,443	Royalties	China	snj:CN-GD	Government of Guangdong Province	Guangdong Taxation Bureau
#: 6
	613,442	Fees	China	snj:CN-GD	Government of Guangdong Province	Guangdong Taxation Bureau
#: 7
	1,688,643	Fees	Ecuador		Government of Ecuador	El Domo
#: 8
	482,234	Fees	Ecuador		Government of Ecuador	Condor
#: 9
	$ 715,932	Fees	Ecuador		Government of Ecuador	Other